UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name: Cavalry Management Group, LLC
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    July 28, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $881,580

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
AMAZON COM INC			COM	023135106	37403	342326	SH		SOLE		342326	0	0
ANCESTRY.COM INC		COM	032803108	9056	513965	SH		SOLE		513965	0	0
APPLE COMPUTER INC		COM	037833100	131163	521460	SH		SOLE		521460	0	0
ARRIS GROUP INC 		COM	04269Q100	397	39000	SH		SOLE		39000	0	0
AUTODESK INC			COM	052769106	541	22200	SH		SOLE		22200	0	0
BROADCOM CORP CLASS A		CL A	111320107	20336	616800	SH		SOLE		616800	0	0
CAVIUM NETWORKS INC		COM	14965A101	28004	1069247 SH		SOLE		1069247 0	0
CITRIX SYSTEMS INC		COM	177376100	26732	633000	SH		SOLE		633000	0	0
COGNIZANT TECHNOLOGY SOLUTIONS CCL A	192446102	1527	30500	SH		SOLE		30500	0	0
CORNING INC			COM	219350105	953	59000	SH		SOLE		59000	0	0
CTRIP.COM INTERNATIONAL LTD ADR ADR	22943F100	33054	880022	SH		SOLE		880022	0	0
DOLBY LABORATORIES INC CL A	COM	25659T107	9174	146332	SH		SOLE		146332	0	0
FINISAR CORP			COM NEW 31787A507	38450	2580531 SH		SOLE		2580531 0	0
FABRINET ORDER MINES LTDCOM	COM	G3323L100	2429	227000	SH		SOLE		227000	0	0
GOOGLE INC			CL A	38259P508	22248	50000	SH		SOLE		50000	0	0
HARMONIC INC			COM	413160102	14523	2669617 SH		SOLE		2669617 0	0
IXIA				COM	45071R109	6990	813728	SH		SOLE		813728	0	0
INFINERA CORP			COM	45667G103	1266	196900	SH		SOLE		196900	0	0
JABIL CIRCUIT INC		COM	466313103	38836	2920000 SH		SOLE		2920000 0	0
MERCADOLIBRE INC		COM	58733R102	26275	500000	SH		SOLE		500000	0	0
MICROSOFT CORP			COM	594918104	49028	2130747 SH		SOLE		2130747 0	0
NETFLIX INC			COM	64110L106	54032	497300	SH		SOLE		497300	0	0
NETEASE COM INC ADR		SP ADR	64110W102	3171	100000	SH		SOLE		100000	0	0
OPENTABLE INC			COM	68372A104	248	5979	SH		SOLE		5979	0	0
PMC SIERRA INC			COM	69344F106	10179	1353554 SH		SOLE		1353554 0	0
POWER-ONE INC			COM	73930R102	1667	246919	SH		SOLE		246919	0	0
RESEARCH IN MOTION LTD		COM	760975102	20532	416817	SH		SOLE		416817	0	0
SINA CORP			ORD	G81477104	6347	180000	SH		SOLE		180000	0	0
SHANDA INTERACTIVE ENTMT LTD	SPONSORE81941Q203	5554	140000	SH		SOLE		140000	0	0
SOHU.COM INC			COM	83408W103	6492	158000	SH		SOLE		158000	0	0
SONICWALL INC			COM	835470105	8358	711339	SH		SOLE		711339	0	0
SOURCEFIRE INC			COM	83616T108	11062	582189	SH		SOLE		582189	0	0
SPRINT NEXTEL CORP		COM SER 852061100	36278	8556145 SH		SOLE		8556145 0	0
SUCCESSFACTORS INC		COM	864596101	12986	624629	SH		SOLE		624629	0	0
SYNAPTICS INC			COM	87157D109	33612	1222259 SH		SOLE		1222259 0	0
TRIDENT MICROSYSTEMS		COM	895919108	9015	6348361 SH		SOLE		6348361 0	0
UNIVERSAL DISPLAY CORP		COM	91347P105	15825	880133	SH		SOLE		880133	0	0
VARIAN SEMICONDUCTOR EQUIPTME	COM	922207105	35491	1238342 SH		SOLE		1238342 0	0
WALTER ENERGY			COM	93317Q105	3067	50400	SH		SOLE		50400	0	0
BAIDU COM (UKM LISTING) 	SPON ADR056752108	12595	185000	SH		SOLE		185000	0	0
INFOSYS TECHNOLOGY LTD INR5 ORDSSPONSORE456788108	749	12500	SH		SOLE		12500	0	0
AIXTRON AG (GFR LISTING)	SPONSORE009606104	5607	235301	SH		SOLE		235301	0	0
ASML HOLDING NV 		NY REG SN07059186	23152	842826	SH		SOLE		842826	0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	17489	794578	SH		SOLE		794578	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	18203	781916	SH		SOLE		781916	0	0
JINKOSOLAR HLDG CO LTD		SPONSORE47759T100	1698	175000	SH		SOLE		175000	0	0
HISOFT TECHNOLOGY INTERNATIONAL COM	43358R108	5751	553000	SH		SOLE		553000	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	24035	741832	SH		SOLE		741832	0	0